9B. Land use right, net (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Schedule Land use right
	2012	2011
	RMB’000	RMB’000

Land use right	7,315	7,315
Less: Accumulated amortisation	(980)	(831)

	6,335	6,484

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	177	148	546